SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers S&P ESG Dividend Aristocrats ETF (SNPD)

Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
October 24, 2022
PRO_SAISTKR22-90